Obligations under Finance Leases - Additional Information (Detail) ¥ in Millions	Jan. 01, 2019 CNY (¥)
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Obligations Under Finance Lease Liabilities	¥ 72,221